Investments - Summary of the equity method, including fair value adjustments and modifications (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Entity Using Equity Method Including Fair Value Adjustment [Line Items]
Current assets	R$ 2,119,446	R$ 2,061,457
Non-current assets	1,913,539	1,523,594
Current liabilities	(413,108)	(351,643)
Non-current liabilities	(1,566,377)	(1,291,365)
Investments accounted for using equity method	65,796	55,081
CCLA Holdings [Member]
Disclosure Of Entity Using Equity Method Including Fair Value Adjustment [Line Items]
Current assets	63,297	89,175
Non-current assets	84,715	55,502
Current liabilities	(23,319)	(51,780)
Non-current liabilities	(18,796)	0
Assets (liabilities)	R$ 105,896	R$ 92,897
Proportion of ownership interest in joint venture	50.00%	50.00%
Investments accounted for using equity method	R$ 52,948	R$ 46,448